Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash in new Israeli shekels	₪ 830	₪ 505
Cash in foreign currency	12,468	16,607
Total cash and cash equivalents	₪ 13,298	₪ 17,112	₪ 19,240	₪ 8,683